Summary of Toyota's Stock Option Activity (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Number of shares
Options outstanding, beginning balance	10,849,000	12,530,000	15,786,800
Granted
Exercised	(2,390,100)	(645,000)
Canceled	(1,128,000)	(1,036,000)	(3,256,800)
Options outstanding, ending balance	7,330,900	10,849,000	12,530,000	15,786,800
Options exercisable at year end	7,330,900	10,849,000	9,778,000
Weighted-average exercise price
Options outstanding, beginning balance	¥ 4,909	¥ 4,910	¥ 4,941
Granted
Exercised	¥ 4,043	¥ 3,328
Canceled	¥ 6,373	¥ 5,907	¥ 5,059
Options outstanding, ending balance	¥ 4,965	¥ 4,909	¥ 4,910	¥ 4,941
Options exercisable at year end	¥ 4,965	¥ 4,909	¥ 5,396
Weighted-average remaining contractual life in years
Options outstanding, Weighted- average remaining contractual term	2 years 6 months 7 days	3 years 6 months 22 days	4 years 6 months 18 days	5 years 15 days
Options exercisable at year end	2 years 6 months 7 days	3 years 6 months 22 days	4 years 18 days
Aggregate intrinsic value
Options outstanding, beginning balance	¥ 5,921	¥ 1,065	¥ 565
Options outstanding, ending balance	8,646	5,921	1,065	565
Options exercisable at year end	¥ 8,646	¥ 5,921